EMPLOYEE BENEFITS - Other retirement and termination benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Retirement and termination benefits
EMPLOYEE BENEFITS
Total obligation	R$ 16,790	R$ 11,798